Share Capital and Public Offerings	6 Months Ended
Jun. 30, 2024
Share Capital and Public Offerings [Abstract]
Share Capital and Public Offerings

Note 9

Share Capital and Public Offerings:

Common Shares:

As of June 30, 2024, the Company had registered and issued 985,723 common shares.

On March 20, 2024, the Company entered into a securities purchase agreement, or the Purchase Agreement, providing for the issuance in a registered direct offering of 175,000 common shares at a purchase price of $10.00 per share that closed on March 22, 2024. In addition, pursuant to the Purchase Agreement, the investors received unregistered warrants (the Common Warrants”) to purchase up to an aggregate of 87,500 common shares at an exercise of $10.00 per share in a concurrent private placement. The Common Warrants were immediately exercisable upon issuance and will expire five years following the date of issuance. The Company has also agreed that from the date of the Purchase Agreement until one year after the closing date of the offering, the Company shall not enter into an agreement to effect any issuance by the Company or any of the Company’s subsidiaries of common shares or common share equivalents (or a combination of units thereof) involving a variable rate transaction. The offering resulted in gross proceeds to the Company of $1,750,000 and expenses of approximately $321,000.

For more information regarding equity financing agreement after the balance sheet date see Note 12: Subsequent Events.

Warrants:

The following table summarizes the common share warrant activity for the six-month periods period ended June 30, 2024:

Balance at January 1, 2024	476,128
Issuances	99,750
Exercises	—
Balance at June 30, 2024	575,878

The intrinsic value of exercisable but unexercised in-the-money common share warrants at June 30, 2024 was $1,132,183.

Option Plan:

On December 14, 2021, the Board of Directors adopted the Share Option Plan Regulation 2021 (the “Option Plan”). The purpose of the Option Plan is to retain, attract and motivate management, employees, directors and consultants by providing them with options to purchase our common shares. The Board of Directors allocated fifteen percent (15%) of the Company’s fully diluted shares to awards that may be made pursuant to the Option Plan.

The exercise prices, vesting and other restrictions of the awards to be granted under the Option Plan are determined by the Board of Directors, except that no stock option may be issued with an exercise price less than the fair market value of the common shares at the date of the grant or have a term in excess of ten years. Options granted under the Option Plan are exercisable in whole or in part at any time subsequent to vesting.

The following table summarizes total stock option activity for the six-month period ended June 30, 2024:

	Number of Options	Weighted Average Exercise Price

Balance at December 31, 2023	46,593	$42.80
Granted	—	—
Exercised	—	—
Expired/cancelled	(7,720)	$37.75
Balance at June 30, 2024	38,873	$42.39
Options vested and exercisable	18,367
Options expected to vest	20,506

The weighted average remaining contractual life of each of the options outstanding, options vested and exercisable and options expected to vest at June 30, 2024 was 8.3 years.

The following table summarizes unvested stock option activity for the six-month period ended June 30, 2024:

	Non-Vested Options	Weighted Average Grant date Fair Value

Balance at December 31, 2023	35,354	$15.60
Granted	—
Vested	(7,128)	$9.36
Forfeited	(7,720)	$22.64
Balance at June 30, 2024	20,506	$15.03

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common shares for those stock options that had exercise prices lower than the fair value of the Company’s common shares. The share price as of June 30, 2024, was $8.68 and the aggregate intrinsic value for options outstanding and expected to vest each year was nil. The intrinsic value of exercisable options was nil as the exercise price was greater than the share price.

Stock-based compensation expense for the six months ended June 30,2024 and 2023, was $58,570 and $60,516, respectively, included in general and administrative expenses. As of June 30, 2024, total unrecognized stock-based compensation expense relating to unvested stock options was $237,543. This amount is expected to be recognized over a weighted-average period of 1.23 years.

For more information regarding warrants agreement after the balance sheet date see Note 12: Subsequent Events.